Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for PEO Robert Lisy[1] ($)	Compensation Actually Paid to PEO Robert Lisy[1,2,3] ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers[1] ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers[1,2,3] ($)	Value of initial fixed $100 investment based on4:		Net income (in millions)	Adjusted EBITDA ($)[5] (in millions)
					Total Shareholder Return ("TSR") ($)	Peer Group Total Shareholder Return ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$5,842,214	$4,542,333	$1,229,429	$1,044,322	$202	$60	$57.3	$105.2
2021	$5,004,460	$3,276,157	$1,241,362	$840,719	$133	$76	$46.8	$86.7
2020	$1,305,197	$2,966,300	$718,034	$629,971	$129	$89	$33.7	$68.4

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	Robert Lisy was our PEO in 2020, 2021, and 2022. The individuals comprising the Non-PEO named executive officers for each year presented are listed below:

2020	2021	2022
Tony Lauro II	Andras Bende	Andras Bende
Joseph Aguilar	Joseph Aguilar	Joseph Aguilar
Randall D. Nilsen	Randall D. Nilsen	Randall D. Nilsen
Ernesto Luciano

Peer Group Issuers, Footnote [Text Block]	The Peer Group Total Shareholder Return ("TSR") set forth in this table utilizes a group comprising publicly-traded companies in the money remittance and payment industries: MoneyGram, Euronet, Remitly and Western Union. This peer group is also utilized in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Peer Group, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 5,842,214	$ 5,004,460	$ 1,305,197
PEO Actually Paid Compensation Amount	$ 4,542,333	3,276,157	2,966,300
Adjustment To PEO Compensation, Footnote [Text Block]	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO named executive officers as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Robert Lisy ($)	Exclusion of Stock Awards for Robert Lisy ($)	Inclusion of Equity Values for Robert Lisy ($)	Compensation Actually Paid to Robert Lisy ($)
2022	$5,842,214	$3,000,000	$1,700,119	$4,542,333
2021	$5,004,460	$2,500,013	$771,710	$3,276,157
2020	$1,305,197	$—	$1,661,103	$2,966,300

Year	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)	Average Exclusion of Stock Awards for Non-PEO Named Executive Officers ($)	Average Inclusion of Equity Values for Non-PEO Named Executive Officers ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)
2022	$1,229,429	$525,000	$339,893	$1,044,322
2021	$1,241,362	$541,445	$140,802	$840,719
2020	$718,034	$237,868	$149,805	$629,971
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Robert Lisy ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Robert Lisy ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Robert Lisy ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Robert Lisy ($)	Total - Inclusion of Equity Values for Robert Lisy ($)
2022	$980,350	$556,422	$163,347	$—	$1,700,119
2021	$1,723,721	$(633,177)	$(318,834)	$—	$771,710
2020	$—	$1,196,089	$465,014	$—	$1,661,103

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO Named Executive Officers ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO Named Executive Officers ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO Named Executive Officers ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO Named Executive Officers ($)	Total - Average Inclusion of Equity Values for Non-PEO Named Executive Officers ($)
2022	$171,561	$143,539	$24,792	$—	$339,893
2021	$391,938	$(189,066)	$(62,070)	$—	$140,802
2020	$42,678	$216,787	$58,190	$(167,849)	$149,805

Non-PEO NEO Average Total Compensation Amount	$ 1,229,429	1,241,362	718,034
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,044,322	840,719	629,971
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO named executive officers as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Robert Lisy ($)	Exclusion of Stock Awards for Robert Lisy ($)	Inclusion of Equity Values for Robert Lisy ($)	Compensation Actually Paid to Robert Lisy ($)
2022	$5,842,214	$3,000,000	$1,700,119	$4,542,333
2021	$5,004,460	$2,500,013	$771,710	$3,276,157
2020	$1,305,197	$—	$1,661,103	$2,966,300

Year	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)	Average Exclusion of Stock Awards for Non-PEO Named Executive Officers ($)	Average Inclusion of Equity Values for Non-PEO Named Executive Officers ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)
2022	$1,229,429	$525,000	$339,893	$1,044,322
2021	$1,241,362	$541,445	$140,802	$840,719
2020	$718,034	$237,868	$149,805	$629,971
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Robert Lisy ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Robert Lisy ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Robert Lisy ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Robert Lisy ($)	Total - Inclusion of Equity Values for Robert Lisy ($)
2022	$980,350	$556,422	$163,347	$—	$1,700,119
2021	$1,723,721	$(633,177)	$(318,834)	$—	$771,710
2020	$—	$1,196,089	$465,014	$—	$1,661,103

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO Named Executive Officers ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO Named Executive Officers ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO Named Executive Officers ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO Named Executive Officers ($)	Total - Average Inclusion of Equity Values for Non-PEO Named Executive Officers ($)
2022	$171,561	$143,539	$24,792	$—	$339,893
2021	$391,938	$(189,066)	$(62,070)	$—	$140,802
2020	$42,678	$216,787	$58,190	$(167,849)	$149,805

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other named executive officers, and the Company’s cumulative TSR over the three most recently completed fiscal years. The chart also provides a comparison of the Company’s TSR and Peer Group TSR.

Compensation Actually Paid vs. Net Income [Text Block]
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to the Non-PEO, and our Net Income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]	The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to the Non-PEOs, and Adjusted EBITDA over the three most recently completed fiscal years.
Total Shareholder Return Amount	$ 202	133	129
Peer Group Total Shareholder Return Amount	60	76	89
Net Income (Loss)	$ 57,300,000	$ 46,800,000	$ 33,700,000
Company Selected Measure Amount	105,200,000	86,700,000	68,400,000
PEO Name	Robert Lisy
Additional 402(v) Disclosure [Text Block]	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s named executive officers. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	•Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	Adjusted EBITDA is as defined and reconciled to the closest GAAP Measure in the "Non-GAAP Financial Measures" section of Item 7 in our Annual Report on Form 10-K for the year ended December 31, 2022 filed with the SEC on March 15, 2023. We determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2022 because this is the primary metric in our annual incentive program, a key input of adjusted EPS performance which is used in the PSU program and is the metric most strongly correlated to stock price performance. We may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	•Adjusted Earnings Per Share - Basic
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Other Performance Measure Amount	100
PEO [Member] | Equity Awards, Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 3,000,000	$ 2,500,013	$ 0
PEO [Member] | Equity Awards, Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,700,119	771,710	1,661,103
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	980,350	1,723,721	0
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	556,422	(633,177)	1,196,089
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	163,347	(318,834)	465,014
PEO [Member] | Equity Awards Granted in Prior Years, Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards, Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	525,000	541,445	237,868
Non-PEO NEO [Member] | Equity Awards, Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	339,893	140,802	149,805
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	171,561	391,938	42,678
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	143,539	(189,066)	216,787
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	24,792	(62,070)	58,190
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ (167,849)